Financial Instruments (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Jan. 01, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 517,770,000	$ 622,922,000	$ 549,500,000	$ 633,855,000	$ 549,500,000
Liabilities:
Short-term debt	348,863,000		109,252,000
Short-term debt from related parties	63,984,000		19,052,000
Senior Credit Agreement	2,591,669,000		2,611,580,000
Senior Long Term Notes	5,392,631,000		5,325,618,000
Noncontrolling interests subject to put provisions	1,088,272,000		1,028,368,000	$ 1,023,755,000	$ 824,658,000
Financial instruments notional amount of foreign currency cash flow hedge derivatives	131,399,000	193,880,000
Financial instrument notional amount of foreign currency derivative instruments not designated as hedging instruments	2,480,202,000	1,637,129,000
Financial instrument notional amount of interest rate derivatives	421,245,000	409,351,000
Amount of additional interest expense expected to be reclassified into earnings	56,265,000	$ 58,581,000
Master Netting Agreement Derivative Financial Assets	16,902,000		24,366,000
Master Netting Agreement Derivative Financial Liabilities	25,693,000		12,765,000
Master Netting Agreement Derivative Net Assets	8,770,000		16,273,000
Master Netting Agreement Net Liabilities	17,561,000		4,672,000
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	517,770,000		549,500,000
Accounts receivable	3,853,875,000		3,521,741,000
available for sale securities	299,612,000		275,770,000
Long-term notes receivable	0		0
Liabilities:
Accounts Payable	791,286,000		780,851,000
Short-term debt	412,847,000		128,304,000
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	113,329,000		172,919,000
Senior Credit Agreement	2,591,669,000		2,611,580,000
Senior Long Term Notes	5,392,631,000		5,325,618,000
Convertible Debt	428,132,000		407,705,000
Noncontrolling interests subject to put provisions	1,088,272,000		1,028,368,000
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	517,770,000		549,500,000
Accounts receivable	3,853,875,000		3,521,741,000
available for sale securities	299,612,000		275,770,000
Long-term notes receivable	0		0
Liabilities:
Accounts Payable	791,286,000		780,851,000
Short-term debt	412,887,000		128,304,000
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	114,428,000		172,919,000
Senior Credit Agreement	2,604,871,000		2,625,591,000
Senior Long Term Notes	5,874,264,000		5,782,937,000
Convertible Debt	571,850,000		546,057,000
Noncontrolling interests subject to put provisions	$ 1,088,272,000		$ 1,028,368,000